NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share attributable to shareholders:
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

The table below presents the computation of basic and diluted net loss per share:

	Six Months Ended June 30,
	2026	2025

Numerator:
Loss from continuing operations	5,948	1,194
Net loss (income) from discontinued operations	(6)	58
Net loss attributable to holders of Ordinary Shares	$5,942	$1,252

Loss from continuing operations	5,948	1,194
Net loss (income) from discontinued operations	(6)	58
Net loss attributable to holders of Ordinary Shares and assumed conversions	$5,942	$1,252

Denominator*:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	11,070,458	7,362,906
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted***	11,070,458	7,362,906

Net income (loss) per share, basic:
Continuing operations	(0.54)	(0.16)
Discontinued operations	(0.00)	(0.01)
Net loss per share, basic	$(0.54)	$(0.17)

Net income (loss) per share, diluted:
Continuing operations	(0.54)	(0.16)
Discontinued operations	(0.00)	(0.01)
Net loss per share, diluted	$(0.54)	$(0.17)

***	After giving effect to the forward share split, see also Note 1(c).

SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Six Months Ended June 30,
	2026	2025

Share options	817,567	538,231
Ordinary Warrants	2,695,425	-
Underwriter Warrants	37,614	-
2024 SAFE*	-	614,006

●	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2025 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.